Consolidated Statements of Shareholders' Equity (Parenthetical) (EUR €)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Number of issued shares	438,073,643		446,822,452		419,852,467
Number of issued and outstanding shares	432,935,288		440,852,334		407,165,221
Number of treasury shares	5,138,355		5,970,118		12,687,246
Accumulated OCI, net of taxes relating to foreign currency translation gain (loss)	€ 200,100,000		€ (30,200,000)		€ 83,500,000
Accumulated OCI, net of taxes unrealized gains (losses) on financial instruments	11,900,000		(12,200,000)		(4,500,000)
Payment for Synthetic Share Buyback					3,728,324,000	[1],[2]
Reduction percentage in number of shares					23.00%
Fair value of shares issued to participating customers	(28,086,000)	[3]	(20,956,000)	[3]	123,416,000	[4]
Fair value compensation of unvested equity awards to be exchanged			43,500,000
Cumulative fair value shares issued Cymer acquisition	€ 2,347,000,000		€ 2,346,700,000
Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]
Cumulative Ordinary shares issued	36,468,733		36,464,576

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was part of the synthetic share buyback in November 2012.
[3]	In 2014, EUR 28.1 million (2013: EUR 21.0 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).
[4]	The difference between the fair value of the shares and the subscription price of the shares issued to the Participating Customers in the CCIP.